Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income - Consolidate [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Beginning balance		$ 383,619
Change in fair value through other comprehensive income		(259,156)
Disposal of investment in listed shares		(124,463)
Ending balance